UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 03-31-2005


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: 123533000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     3290    88295 SH       Sole                    75095             13200
Affiliated Computer Systems    COM              008190100     2979    55955 SH       Sole                    48755              7200
American International Group I COM              026874107     3507    63300 SH       Sole                    55567              7733
BP Amoco PLC ADR               COM              055622104     4117    65972 SH       Sole                    56527              9445
Bank of New York Co. Inc       COM              640571022      303    10440 SH       Sole                     7840              2600
Bemis                          COM              081437105     3042    97760 SH       Sole                    84270             13490
Cardiodynamics Intl CP         COM              141597104       53    18100 SH       Sole                    18100
Chevron Texaco Corp.           COM              166764100     3740    64132 SH       Sole                    54592              9540
Chunghwa Telecom Co. Ltd       COM              17133q205     1477    69690 SH       Sole                    64105              5585
Cisco Systems Inc.             COM              17275R102     1568    87634 SH       Sole                    73364             14270
Citigroup                      COM              172967101     2813    62598 SH       Sole                    54218              8380
Coca Cola                      COM              191216100      238     5715 SH       Sole                     5715
Colgate-Palmolive Co.          COM              194162103     1424    27302 SH       Sole                    22802              4500
ConocoPhillips                 COM              20825C104     3873    35915 SH       Sole                    30525              5390
Constellation Brands Inc.      COM              21036p108      502     9500 SH       Sole                     9500
Costco Whsl Group              COM              22160K105     1342    30380 SH       Sole                    26905              3475
Cubic Corporation              COM              229669106      210    11100 SH       Sole                     9195              1905
DJ US Financial - iShares Trus COM              464287788      249     2740 SH       Sole                     2600               140
DJ US Healthcare - iShares Tru COM              464287762      243     4150 SH       Sole                     3960               190
DeVry, Inc.                    COM              251893103      995    52570 SH       Sole                    46155              6415
Ebay Inc                       COM              278642103      732    19650 SH       Sole                    15810              3840
Electronic Arts, Inc.          COM              285512109      885    17100 SH       Sole                    13575              3525
Exelon  Corporation            COM              30161n101     2203    48010 SH       Sole                    42970              5040
Exxon Mobil                    COM              30231G102      881    14788 SH       Sole                    14788
Family Dollar Stores           COM              307000109     2338    77015 SH       Sole                    67670              9345
Fomento Economico Mexicano     COM              344419106      939    17540 SH       Sole                    14655              2885
Gannett Co. Inc.               COM              364730101     1694    21425 SH       Sole                    19025              2400
General Electric               COM              369604103     3146    87255 SH       Sole                    75945             11310
GlaxoSmithKline plc            COM              37733W105     2102    45775 SH       Sole                    41465              4310
Goldman Sachs Group            COM              38141G104     2225    20230 SH       Sole                    17090              3140
Great Plains Energy            COM              391164100      647    21160 SH       Sole                    15520              5640
Honda Motor Corp.              COM              438128308     1315    52520 SH       Sole                    45555              6965
IBM                            COM              459200101     1394    15251 SH       Sole                    13941              1310
Jefferson Pilot Merger Electio COM              475070108     1614    32905 SH       Sole                    29245              3660
Johnson & Johnson              COM              478160104     4684    69738 SH       Sole                    61303              8435
Kinder Morgan Management LLC   COM              49455u100     1020    25125 SH       Sole                    22078              3047
Korea Electric Power           COM              500631106     1205    89625 SH       Sole                    69055             20570
L-3 Communications             COM              502424104     1953    27495 SH       Sole                    23880              3615
Lowe's Companies Inc.          COM              548661107     2859    50075 SH       Sole                    42545              7530
MBNA Corp.                     COM              55262L100     1781    72565 SH       Sole                    62720              9845
Medtronic, Inc.                COM              585055106     4219    82812 SH       Sole                    71282             11530
Merrill Lynch                  COM              590188108     2654    46890 SH       Sole                    41220              5670
Microsoft Corp.                COM              594918104     3683   152392 SH       Sole                   129962             22430
Nasdaq Biotech Index - iShares COM              464287556     1456    22910 SH       Sole                    19490              3420
Pepsico Inc.                   COM              713448108     3543    66820 SH       Sole                    57210              9610
Pfizer                         COM              717081103     3393   129154 SH       Sole                   110854             18300
Pharmaceutical HOLDRs Trust    COM              71712a206     1532    21300 SH       Sole                    17900              3400
Procter & Gamble               COM              742718109     2338    44114 SH       Sole                    37724              6390
Qualcomm                       COM              747525103     2976    81252 SH       Sole                    69502             11750
S&P Mid-Cap Barra Value - iSha COM              464287705      282     2220 SH       Sole                     2220
SEI Investments                COM              784117103      587    16220 SH       Sole                    13545              2675
SK Telecom Co. Ltd             COM              78440p108      757    38395 SH       Sole                    28325             10070
Starbucks Inc.                 COM              855244109      319     6170 SH       Sole                     5380               790
State Street Corp.             COM              857477103     3559    81395 SH       Sole                    69375             12020
SunGard Data Systems Inc       COM              867363103     3649   105755 SH       Sole                    90505             15250
Sunrise Assisted Living        COM              86768K106     2913    59930 SH       Sole                    51640              8290
Suntrust Banks Inc.            COM              867914103      449     6228 SH       Sole                     6228
Sysco Corporation              COM              871829107      599    16735 SH       Sole                    11855              4880
Telecom Corp. of New Zealand   COM              879278208      714    20590 SH       Sole                    18160              2430
Teva Pharmaceutical Industries COM              881624209     2966    95695 SH       Sole                    80395             15300
UnitedHealth Group             COM              91324P102     3266    34240 SH       Sole                    29830              4410
WPP Group                      COM              929309300     2274    40085 SH       Sole                    34390              5695
WalMart                        COM              931142103     1148    22900 SH       Sole                    18290              4610
Walt Disney Co's.              COM              254687106     1225    42655 SH       Sole                    34925              7730
Wyeth                          COM              983024100      261     6183 SH       Sole                     6183
Xilinx                         COM              983919101      652    22310 SH       Sole                    18630              3680
Zions Bancorporation           COM              989701107      537     7780 SH       Sole                     6590              1190